SIGNIFICANT ACCOUNTING POLICIES (Details 1)	6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025
Period-end spot rate [Member]
Currency exchange rates	US$1=RMB 7.1947	US$1=RMB 7.0074	US$1=RMB 7.7182
Average Rate [Member]
Currency exchange rates	US$1=RMB 7.1190	US$1=RMB 7.0994	US$1=RMB 7.1349